Costs of sales	6 Months Ended
Jun. 30, 2019
Costs of sales
Costs of sales

Note 11 – Costs of sales

Costs of sales are comprised of the following:

	For the three months ended		For the six months ended
	June 30,		June 30,
	2019	2018	2019	2018
Costs of stream sales	$25.0	$25.7	$55.4	$52.7
Costs of prepaid ounces	—	1.8	—	3.7
Mineral production taxes	0.6	0.8	1.2	1.1
Energy operating costs	1.8	1.5	3.2	2.5
	$27.4	$29.8	$59.8	$60.0